Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)
Cash provided by (used in):
Net income	$ 22,658	$ 22,380
Adjustments to determine net cash flows:
Provision for (recovery of) credit losses	451	(322)
Stock-based compensation	1,467	0
Income tax provision	9,890	8,409
Interest income	(126,817)	(89,488)
Interest expense	50,151	29,331
Amortization	1,938	1,729
Accretion of discount on securities	(533)	0
Foreign exchange rate change on assets and liabilities	9,488	743
Interest received	116,014	85,390
Interest paid	(35,958)	(30,803)
Income taxes paid	(6,275)	(1,388)
Loans	(880,477)	(443,684)
Deposits	790,365	287,104
Change in other assets and liabilities	14,984	22,294
Net cash flows from (used in) operating activities	(32,654)	(108,305)
Investing:
Purchase of securities (note 5)	(141,031)	0
Acquisition of Digital Boundary Group, net of cash acquired	0	(7,473)
Purchase of investment (note 7)	0	(953)
Purchase of property and equipment	(581)	(14)
Net cash flows from (used in) investing activities	(141,612)	(8,440)
Financing:
Issuance of subordinated notes payable, net of issue costs (note 10)	0	89,498
Issuance of common shares, net of issue costs (note 12)	0	73,226
Purchase and cancellation of common shares	(1,930)	0
Redemption of preferred shares (note 12)	0	(16,813)
Repayment of loan assumed from Digital Boundary Group	0	(1,410)
Redemption of securitization liability	0	(8,631)
Dividends paid	(3,729)	(3,846)
Repayment of lease obligations	(642)	(621)
Net cash flows from (used in) financing activities	(6,301)	131,403
Change in cash	(180,567)	14,658
Effect of exchange rate changes on cash	(2,375)	(779)
Cash, beginning of year	271,523	257,644
Cash, end of year (note 4)	$ 88,581	$ 271,523